Share-based Payments - Narrative - Performance share plan (Details)		1 Months Ended	12 Months Ended
	Dec. 31, 2022 shares	Jun. 30, 2015	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Performance Share Plan [Line Items]
Number of share options granted in share-based payment arrangement (in shares)			8,881,000	5,424,000	4,076,982
Performance share plan
Performance Share Plan [Line Items]
Share-based payment arrangements, percentage of common shares outstanding		0.10
Share-based awards expiration period	10 years
Number of share options granted in share-based payment arrangement (in shares)	24,889,462